Revenue (Tables)	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Partnership’s total revenue for the three and nine months ended September 30, 2020 and 2019, by contract type and by segment.

	Three Months Ended September 30, 2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	136,203	—	—	136,203
Voyage charters	—	9,982	—	9,982
Management fees and other income	2,750	—	—	2,750
	138,953	9,982	—	148,935

	Three Months Ended September 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	129,633	—	1,597	131,230
Voyage charters	—	10,846	—	10,846
Bareboat charters	6,196	—	—	6,196
Management fees and other income	1,383	—	—	1,383
	137,212	10,846	1,597	149,655

	Nine Months Ended September 30, 2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	402,509	—	—	402,509
Voyage charters	—	27,682	—	27,682
Management fees and other income	6,836	—	—	6,836
	409,345	27,682	—	437,027

	Nine Months Ended September 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	394,092	—	6,728	400,820
Voyage charters	—	28,864	—	28,864
Bareboat charters	18,387	—	—	18,387
Management fees and other income	4,388	—	—	4,388
	416,867	28,864	6,728	452,459
The following table contains the Partnership’s total revenue for the three and nine months ended September 30, 2020 and 2019, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	126,678	128,743	373,566	389,565
Interest income on lease receivables	12,659	12,978	37,920	38,741
Variable lease payments - cost reimbursements(1)	1,475	1,277	3,795	3,252
	140,812	142,998	415,281	431,558
Non-lease revenue
Non-lease revenue - related to sales-type or direct financing leases	5,373	5,274	14,910	16,513
Management fees and other income	2,750	1,383	6,836	4,388
	8,123	6,657	21,746	20,901
Total	148,935	149,655	437,027	452,459

(1)Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charter contracts accounted for as operating leases.